American Century Investments®
Quarterly Portfolio Holdings
California High-Yield Municipal Fund
May 31, 2023

California High-Yield Municipal - Schedule of Investments
MAY 31, 2023 (UNAUDITED)

	Principal Amount ($)	Value ($)
MUNICIPAL SECURITIES — 97.3%
California — 96.2%
91 Express Lanes Toll Road Rev., 5.00%, 8/15/30	2,400,000	2,406,570
Alameda Community Facilities District Special Tax, (District No. 13-1), 5.00%, 9/1/42	1,250,000	1,269,376
Alameda Community Facilities District Special Tax, (District No. 22-1), 5.00%, 9/1/48	750,000	719,748
Alameda Community Facilities District Special Tax, (District No. 22-1), 5.00%, 9/1/53	1,175,000	1,115,482
Alameda Corridor Transportation Authority Rev., Capital Appreciation, VRN, 0.00%, 10/1/52 (AGM)	12,000,000	6,004,878
Alameda Corridor Transportation Authority Rev., 5.00%, 10/1/36	2,700,000	2,762,725
Antelope Valley Healthcare District Rev., 5.00%, 3/1/46	5,000,000	4,787,130
Bay Area Toll Authority Rev., 4.00%, 4/1/31	3,200,000	3,314,561
Bay Area Toll Authority Rev., 4.00%, 4/1/38	2,080,000	2,095,286
Bay Area Toll Authority Rev., VRN, 3.86%, (MUNIPSA plus 0.45%), 4/1/56	1,750,000	1,730,137
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 4.00%, 9/1/40	1,250,000	1,143,938
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 5.00%, 9/1/43	1,605,000	1,630,755
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 4.00%, 9/1/45	1,510,000	1,344,258
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 5.00%, 9/1/48	2,535,000	2,559,165
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 5.00%, 9/1/48	2,855,000	2,880,897
Beaumont Special Tax, (Beaumont Community Facilities District No. 93-1), 4.00%, 9/1/50	1,500,000	1,296,805
California Community Choice Financing Authority Rev., VRN, 3.86%, (MUNIPSA plus 0.45%), 2/1/52 (GA: Morgan Stanley)	17,545,000	16,545,053
California Community Choice Financing Authority Rev., VRN, 5.00%, 7/1/53 (GA: Morgan Stanley)	2,600,000	2,727,785
California Community Choice Financing Authority Rev., VRN, 5.00%, 12/1/53 (GA: Goldman Sachs Group, Inc.)	3,000,000	3,154,696
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/43	3,200,000	3,256,705
California Community College Financing Authority Rev., (NCCD-Orange Coast Properties LLC), 5.25%, 5/1/48	4,500,000	4,551,223
California Community Housing Agency Rev., (Fountains at Emerald Park), 4.00%, 8/1/46(1)	3,100,000	2,457,112
California Community Housing Agency Rev., (Verdant at Green Valley Apartments), 5.00%, 8/1/49(1)	9,000,000	8,476,672
California County Tobacco Securitization Agency Rev., 4.00%, 6/1/49	750,000	688,560
California County Tobacco Securitization Agency Rev., 5.00%, 6/1/49	350,000	352,084
California County Tobacco Securitization Agency Rev., (Alameda County Tobacco Securitization Corp.), 0.00%, 6/1/50(2)	22,520,000	4,332,704
California County Tobacco Securitization Agency Rev., Capital Appreciation, 0.00%, 6/1/55(2)	5,020,000	838,978
California Enterprise Development Authority Rev., (Academy For Academic Excellence), 5.00%, 7/1/40(1)	500,000	483,258
California Enterprise Development Authority Rev., (Academy For Academic Excellence), 5.00%, 7/1/50(1)	500,000	454,533
California Enterprise Development Authority Rev., (Academy For Academic Excellence), 5.00%, 7/1/55(1)	350,000	312,673
California Health Facilities Financing Authority Rev., 4.00%, 4/1/49	9,710,000	8,986,870
California Housing Finance Rev., 4.25%, 1/15/35	3,136,454	3,113,797
California Housing Finance Rev., 3.50%, 11/20/35	11,788,001	10,953,084
California Infrastructure & Economic Development Bank Rev., 4.00%, 10/1/40	5,165,000	5,292,558
California Infrastructure & Economic Development Bank Rev., 4.00%, 10/1/45	10,000,000	9,987,256
California Infrastructure & Economic Development Bank Rev., (California Science Center Foundation), 4.00%, 5/1/51	4,000,000	3,690,852
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/46	1,500,000	1,352,932
California Infrastructure & Economic Development Bank Rev., (Equitable School Revolving Fund LLC Obligated Group), 4.00%, 11/1/51	1,600,000	1,404,307
California Municipal Finance Authority COP, (Palomar Health Obligated Group), 5.25%, 11/1/52 (AGM)	2,335,000	2,483,574
California Municipal Finance Authority Rev., (Bowles Hall Foundation), 5.00%, 6/1/50	1,750,000	1,754,924
California Municipal Finance Authority Rev., (California Baptist University), 5.00%, 11/1/46(1)	2,000,000	1,915,024
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/32 (BAM-TCRS)	3,000,000	3,225,844
California Municipal Finance Authority Rev., (CHF-Davis I LLC), 5.00%, 5/15/51	12,205,000	12,338,087
California Municipal Finance Authority Rev., (CHF-Davis II LLC), 4.00%, 5/15/41 (BAM)	1,000,000	956,853
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/49(1)	2,145,000	1,909,336
California Municipal Finance Authority Rev., (Claremont Graduate University), 5.00%, 10/1/54(1)	1,875,000	1,642,312

California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/40	2,750,000	2,197,573
California Municipal Finance Authority Rev., (Clinicas del Camino Real Incorporated), 4.00%, 3/1/50	6,785,000	5,019,744
California Municipal Finance Authority Rev., (Community Health Centers of The Central Coast, Inc.), 5.00%, 12/1/54(1)	1,590,000	1,508,282
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 5.00%, 2/1/25, Prerefunded at 100% of Par(3)	3,615,000	3,727,473
California Municipal Finance Authority Rev., (Community Hospitals of Central California Obligated Group), 4.00%, 2/1/51	2,000,000	1,736,378
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 5.00%, 11/15/39	1,200,000	1,118,328
California Municipal Finance Authority Rev., (Congregational Home Obligated Group), 5.00%, 11/15/49	4,750,000	4,090,259
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/26(1)	390,000	376,344
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.00%, 11/1/36(1)	1,400,000	1,203,733
California Municipal Finance Authority Rev., (Creative Center of Los Altos), 4.50%, 11/1/46(1)	3,100,000	2,556,202
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/35	1,500,000	1,556,077
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/35	3,500,000	3,630,847
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/36	1,580,000	1,629,743
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/37	1,500,000	1,538,911
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/42	1,750,000	1,780,953
California Municipal Finance Authority Rev., (Eisenhower Medical Center), 5.00%, 7/1/47	3,000,000	3,035,352
California Municipal Finance Authority Rev., (Emerson College), 5.00%, 1/1/42	5,250,000	5,290,479
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/29(1)	1,670,000	1,714,081
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/39(1)	3,535,000	3,462,727
California Municipal Finance Authority Rev., (Healthright 360), 5.00%, 11/1/49(1)	4,450,000	4,243,143
California Municipal Finance Authority Rev., (HumanGood California Obligated Group), 4.00%, 10/1/49	6,250,000	5,549,816
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/35	350,000	352,220
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/40	500,000	500,625
California Municipal Finance Authority Rev., (Northbay Healthcare Group Obligated Group), 5.00%, 11/1/44	300,000	290,219
California Municipal Finance Authority Rev., (P3 Claremont Holdings LLC), 5.00%, 7/1/40(1)	1,515,000	1,423,716
California Municipal Finance Authority Rev., (P3 Claremont Holdings LLC), 5.00%, 7/1/52(1)	2,075,000	1,850,951
California Municipal Finance Authority Rev., (Palmdale Aerospace Academy, Inc.), 5.00%, 7/1/49(1)	5,100,000	4,630,886
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/38(1)	800,000	801,528
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/48(1)	2,265,000	2,202,086
California Municipal Finance Authority Rev., (River Charter Schools), 5.50%, 6/1/53(1)	1,805,000	1,738,354
California Municipal Finance Authority Rev., (Samuel Merritt University), 5.25%, 6/1/53	4,000,000	4,258,790
California Municipal Finance Authority Rev., (Santa Rosa Academy LLC), 5.125%, 7/1/35(1)	905,000	902,139
California Municipal Finance Authority Rev., (Santa Rosa Academy LLC), 5.375%, 7/1/45(1)	1,400,000	1,401,431
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 7/1/24, Prerefunded at 100% of Par(3)	950,000	970,435
California Municipal Finance Authority Rev., (Touro College and University System Obligated Group), 5.25%, 7/1/24, Prerefunded at 100% of Par(3)	1,750,000	1,787,644
California Municipal Finance Authority Rev., (William Jessup University), 5.00%, 8/1/48(1)	8,450,000	7,388,808
California Municipal Finance Authority Special Tax, 4.00%, 9/1/43	1,000,000	898,231
California Municipal Finance Authority Special Tax, 4.00%, 9/1/50	1,500,000	1,292,766
California Municipal Finance Authority Special Tax, 5.00%, 9/1/57	5,000,000	4,943,937
California Municipal Finance Authority Special Tax, (Community Facilities District No. 2021-13), 5.00%, 9/1/47	2,000,000	2,007,438
California Municipal Finance Authority Special Tax, (Community Facilities District No. 2021-6), 6.00%, 9/1/52	1,700,000	1,756,315
California Municipal Finance Authority Special Tax, (Facilities District No. 2020-4), 4.00%, 9/1/46	2,290,000	1,990,245
California Municipal Finance Authority Special Tax, (Facilities District No. 2020-4), 4.00%, 9/1/51	3,145,000	2,666,506
California Pollution Control Financing Authority Rev., (San Diego County Water Authority), 5.00%, 11/21/45(1)	2,500,000	2,531,448
California Public Finance Authority Rev., (Crossroads Christian Schools Obligated Group), 5.00%, 1/1/56(1)	4,000,000	3,246,392
California Public Finance Authority Rev., (Hoag Memorial Hospital Presbyterian Obligated Group), 5.00%, 7/15/46	1,000,000	1,085,739
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 3.125%, 5/15/29(1)	2,580,000	2,414,480
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/36(1)	1,160,000	1,128,967
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/46(1)	1,545,000	1,378,527
California Public Finance Authority Rev., (Kendal at Sonoma Obligated Group), 5.00%, 11/15/56(1)	2,495,000	2,136,637
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/31(1)	4,000,000	4,122,393
California School Finance Authority Rev., (Alliance for College Ready Public Schools Obligated Group), 5.00%, 7/1/45(1)	5,000,000	5,018,553

California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/25, Prerefunded at 100% of Par(1)(3)	110,000	114,248
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/40(1)	1,000,000	998,300
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 4.00%, 8/1/51(1)	1,300,000	1,034,504
California School Finance Authority Rev., (Aspire Public Schools Obligated Group), 5.00%, 8/1/61(1)	4,000,000	3,730,715
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 2.00%, 6/1/27(1)	930,000	821,666
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/37(1)	1,800,000	1,748,834
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 4.00%, 6/1/39(1)	1,085,000	894,084
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 5.00%, 6/1/47(1)	3,130,000	2,872,158
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 4.00%, 6/1/51(1)	1,730,000	1,276,593
California School Finance Authority Rev., (Bright Star Schools Obligated Group), 4.00%, 6/1/61(1)	2,220,000	1,578,447
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.00%, 6/1/26(1)	1,430,000	1,399,582
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.50%, 6/1/31(1)	1,500,000	1,480,190
California School Finance Authority Rev., (Downtown College Prep Obligated Group), 4.75%, 6/1/36(1)	1,500,000	1,454,711
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/30(1)	1,110,000	1,118,591
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/37(1)	430,000	415,714
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/48(1)	2,100,000	1,915,796
California School Finance Authority Rev., (Ednovate Obligated Group), 5.00%, 6/1/56(1)	2,000,000	1,779,309
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/38(1)	1,130,000	1,144,319
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.375%, 8/1/42(1)	500,000	516,232
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/45(1)	3,500,000	3,468,107
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.00%, 8/1/48(1)	3,630,000	3,553,038
California School Finance Authority Rev., (Green Dot Public Schools Obligated Group), 5.75%, 8/1/52(1)	1,650,000	1,719,506
California School Finance Authority Rev., (Kepler Education, Inc.), 5.75%, 5/1/37(1)	1,050,000	1,052,852
California School Finance Authority Rev., (Kepler Education, Inc.), 5.875%, 5/1/47(1)	2,425,000	2,374,568
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 4.125%, 7/1/24(1)	250,000	249,729
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/34(1)	500,000	505,958
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/37(1)	1,180,000	1,208,391
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.125%, 7/1/44(1)	700,000	703,326
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/45(1)	1,650,000	1,658,068
California School Finance Authority Rev., (Kipp SoCal Public Schools Obligated Group), 5.00%, 7/1/49(1)	2,000,000	2,016,637
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/33(1)	500,000	503,597
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/43(1)	550,000	543,154
California School Finance Authority Rev., (Larchmont Schools), 5.00%, 6/1/55(1)	1,000,000	954,010
California School Finance Authority Rev., (Lighthouse Community Public Schools Obligated Group), 6.375%, 6/1/52(1)	1,225,000	1,248,468
California School Finance Authority Rev., (Lighthouse Community Public Schools Obligated Group), 6.50%, 6/1/62(1)	2,125,000	2,163,960
California School Finance Authority Rev., (Orange County Educational Arts Academy), 5.625%, 6/1/43(1)	560,000	559,335
California School Finance Authority Rev., (Orange County Educational Arts Academy), 5.875%, 6/1/53(1)	700,000	699,022
California School Finance Authority Rev., (Partnerships to Uplift Communities Series 2023 Obligated Group), 5.50%, 8/1/43(1)(4)	550,000	555,492
California School Finance Authority Rev., (Partnerships to Uplift Communities Series 2023 Obligated Group), 5.50%, 8/1/47(1)(4)	505,000	504,294
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/49(1)	5,250,000	4,663,938
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/50(1)	2,740,000	2,422,436
California School Finance Authority Rev., (Real Journey Academies Obligated Group), 5.00%, 6/1/59(1)	3,915,000	3,370,777
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/26(1)	300,000	300,481
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/31(1)	870,000	873,111
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/36(1)	1,000,000	984,053
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/37(1)	360,000	349,421
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/46(1)	2,100,000	1,928,014
California School Finance Authority Rev., (Rocketship Education Obligated Group), 5.00%, 6/1/53(1)	2,265,000	2,017,603
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/37(1)	1,000,000	963,914
California School Finance Authority Rev., (Summit Public Schools Obligated Group), 5.00%, 6/1/47(1)	1,870,000	1,679,703
California School Finance Authority Rev., (TEACH, Inc. Obligated Group), 5.00%, 6/1/58(1)	3,600,000	3,270,102
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/34	1,400,000	1,441,715

California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/39	1,640,000	1,649,729
California State Financial Authority Rev., (Master's University & Seminary), 5.00%, 8/1/48	1,000,000	973,298
California State Public Works Board Rev., (State of California Department of Corrections & Rehabilitation), 5.00%, 9/1/39	7,000,000	7,094,138
California Statewide Communities Development Authority Rev., (899 Charleston LLC), 5.25%, 11/1/44(1)	5,500,000	4,455,366
California Statewide Communities Development Authority Rev., (Adventist Health System / West Obligated Group), 5.00%, 3/1/35	1,785,000	1,838,634
California Statewide Communities Development Authority Rev., (California Baptist University), 3.50%, 11/1/27(1)	2,630,000	2,512,505
California Statewide Communities Development Authority Rev., (California Baptist University), 5.00%, 11/1/32(1)	3,090,000	3,151,106
California Statewide Communities Development Authority Rev., (California Baptist University), 5.00%, 11/1/41(1)	6,325,000	6,242,329
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/24, Prerefunded at 100% of Par(3)	1,500,000	1,530,725
California Statewide Communities Development Authority Rev., (Collis P and Howard Huntington Memorial Hospital Obligated Group), 5.00%, 7/1/24, Prerefunded at 100% of Par(3)	2,760,000	2,816,535
California Statewide Communities Development Authority Rev., (Emanate Health Obligated Group), 4.00%, 4/1/45	6,000,000	5,578,756
California Statewide Communities Development Authority Rev., (Enloe Medical Center Obligated Group), 5.25%, 8/15/52 (AGM)	500,000	530,444
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/39	1,405,000	1,325,065
California Statewide Communities Development Authority Rev., (Front Porch Communities & Services Obligated Group), 4.00%, 4/1/40	2,615,000	2,442,833
California Statewide Communities Development Authority Rev., (Henry Mayo Newhall Memorial Hospital), 5.25%, 10/1/24, Prerefunded at 100% of Par (AGM)(3)	1,000,000	1,028,865
California Statewide Communities Development Authority Rev., (HumanGood California Obligated Group), 5.00%, 10/1/45	2,400,000	2,412,492
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/46(1)	3,500,000	3,268,852
California Statewide Communities Development Authority Rev., (Lancer Educational Housing LLC), 5.00%, 6/1/51(1)	1,450,000	1,333,476
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/26(1)	2,000,000	2,037,429
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/29(1)	3,155,000	3,217,158
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/36(1)	1,000,000	1,002,395
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/41(1)	1,700,000	1,646,457
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.00%, 12/1/46(1)	9,900,000	9,283,210
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.50%, 12/1/54	4,605,000	4,578,480
California Statewide Communities Development Authority Rev., (Loma Linda University Medical Center Obligated Group), 5.50%, 12/1/58(1)	14,750,000	14,111,088
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/43	7,500,000	7,643,980
California Statewide Communities Development Authority Rev., (Methodist Hospital of Southern California Obligated Group), 5.00%, 1/1/48	2,250,000	2,281,995
California Statewide Communities Development Authority Rev., (Redlands Community Hospital), 4.00%, 10/1/41	6,500,000	6,215,472
California Statewide Communities Development Authority Special Assessment, (City of San Diego CA Assessment District No. 18-01), 5.00%, 9/2/39	1,300,000	1,343,846
California Statewide Communities Development Authority Special Assessment, (City of San Diego CA Assessment District No. 18-01), 4.00%, 9/2/44	900,000	820,929
California Statewide Communities Development Authority Special Assessment, (County of Contra Costa Assessment District No. 14-01), 3.00%, 9/2/23	355,000	352,714
California Statewide Communities Development Authority Special Assessment, (County of Contra Costa Assessment District No. 14-01), 3.00%, 9/2/24	365,000	354,394
California Statewide Communities Development Authority Special Assessment, (County of Contra Costa Assessment District No. 14-01), 5.00%, 9/2/35	1,920,000	1,961,273
California Statewide Communities Development Authority Special Assessment, (County of Contra Costa Assessment District No. 14-01), 5.00%, 9/2/45	3,810,000	3,840,464
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2007-01), 5.00%, 9/1/37	1,655,000	1,682,290
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2015-01), 5.00%, 9/1/47	1,650,000	1,674,553

California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2016-02), 5.00%, 9/1/39	1,000,000	1,033,162
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2016-02), 5.00%, 9/1/49	2,095,000	2,127,438
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2016-02), 5.50%, 9/1/52	4,250,000	4,293,782
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2017-01), 5.00%, 9/1/48	7,330,000	7,433,821
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2018-), 4.00%, 9/1/50	1,200,000	1,023,014
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2018-03), 5.00%, 9/1/39	1,515,000	1,558,786
California Statewide Communities Development Authority Special Tax, (California Statewide Communities Development Authority Cmnty Facs Dist No. 2018-03), 5.00%, 9/1/48	1,750,000	1,774,787
California Statewide Communities Development Authority Special Tax, (Facilities District No. 2015-01), 5.50%, 9/1/42	1,000,000	1,040,374
California Statewide Communities Development Authority Special Tax, (Facilities District No. 2015-01), 5.625%, 9/1/52	3,000,000	3,104,415
Calimesa Special Tax, (Calimesa Community Facilities District No. 2018-1), 4.00%, 9/1/45	865,000	762,500
Calimesa Special Tax, (Calimesa Community Facilities District No. 2018-1), 4.00%, 9/1/50	820,000	697,976
Central Basin Municipal Water District Rev., 5.00%, 8/1/28, Prerefunded at 100% of Par(3)	5,000,000	5,565,792
Chino Community Facilities District Special Tax, (Chino Community Facilities District No. 2019-1), 4.00%, 9/1/51	1,000,000	842,542
Chino Community Facilities District Special Tax, (ChiNo. Community Facilities District No. 2003-3), 5.00%, 9/1/43	3,160,000	3,219,547
Chino Community Facilities District Special Tax, (ChiNo. Community Facilities District No. 2003-3), 4.00%, 9/1/45	1,325,000	1,158,193
Chino Community Facilities District Special Tax, (ChiNo. Community Facilities District No. 2003-3), 5.00%, 9/1/48	2,500,000	2,533,089
Chino Community Facilities District Special Tax, (ChiNo. Community Facilities District No. 2003-3), 4.00%, 9/1/50	2,500,000	2,121,389
Chino Community Facilities District Special Tax, (Community Facilities District No. 2003-3), 5.375%, 9/1/47	1,615,000	1,667,926
Chino Community Facilities District Special Tax, (Community Facilities District No. 2003-3), 5.375%, 9/1/52	2,000,000	2,052,438
Chula Vista Community Facilities District Special Tax, (Chula Vista Community Facilities District No. 06-1), 5.00%, 9/1/43	535,000	547,335
Chula Vista Community Facilities District Special Tax, (Chula Vista Community Facilities District No. 06-1), 5.00%, 9/1/48	895,000	909,758
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, 4.00%, 9/1/35	300,000	291,261
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, 4.00%, 9/1/41	1,000,000	902,445
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, 4.00%, 9/1/42	600,000	539,437
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, 4.00%, 9/1/50	1,450,000	1,238,062
City & County of San Francisco Community Facilities District No. 2016-1 Special Tax, 4.00%, 9/1/51	2,500,000	2,109,671
City & County of San Francisco, Infrastructure & Revitalization Financing Dist No. 1 Tax Allocation, 5.00%, 9/1/52(1)	1,500,000	1,425,663
City & County of San Francisco, Special Tax District No. 2020-1 Special Tax, 4.00%, 9/1/46(1)	2,475,000	2,055,103
Corona-Norco Unified School District Special Tax, (Community Facilities District No. 05-1), 4.00%, 9/1/45	2,000,000	1,760,530
Corona-Norco Unified School District Special Tax, (Community Facilities District No. 16-1), 5.00%, 9/1/43	2,430,000	2,478,061
Corona-Norco Unified School District Special Tax, (Community Facilities District No. 16-1), 5.00%, 9/1/48	1,500,000	1,521,246
CSCDA Community Improvement Authority Rev., (1818 Platinum Triangle-Anaheim), 3.25%, 4/1/57(1)	7,135,000	4,956,178
CSCDA Community Improvement Authority Rev., (1818 Platinum Triangle-Anaheim), 4.00%, 4/1/57(1)	5,500,000	3,789,551
CSCDA Community Improvement Authority Rev., (Altana Apartments), 4.00%, 10/1/56(1)	13,000,000	9,564,706
CSCDA Community Improvement Authority Rev., (Escondido Portfolio), 4.00%, 12/1/59(1)	12,000,000	7,380,617
CSCDA Community Improvement Authority Rev., (Oceanaire Apartments), 4.00%, 9/1/56(1)	6,235,000	4,662,008
CSCDA Community Improvement Authority Rev., (Orange Portfolio), 4.00%, 3/1/57(1)	3,235,000	2,281,722
CSCDA Community Improvement Authority Rev., (Parrallel-Anaheim), 4.00%, 8/1/56(1)	4,915,000	3,612,672
CSCDA Community Improvement Authority Rev., (Pasadena Portfolio), 2.65%, 12/1/46(1)	1,495,000	1,149,345
CSCDA Community Improvement Authority Rev., (Renaissance at City Center), 5.00%, 7/1/51(1)	8,250,000	7,480,235
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 9/1/46(1)	1,925,000	1,537,836
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 2/1/57(1)	4,000,000	2,796,215
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 3.125%, 6/1/57(1)	5,385,000	3,505,271
CSCDA Community Improvement Authority Rev., (Westgate Apartments), 4.00%, 6/1/57(1)	2,500,000	1,715,898
Dixon Special Tax, (Dixon Community Facilities District No. 2013-1 Homestead), 5.00%, 9/1/45	4,780,000	4,818,175
Dixon Special Tax, (Dixon Community Facilities District No. 2019-1 Homestead), 4.00%, 9/1/45	1,000,000	880,265
Dixon Special Tax, (Dixon Community Facilities District No. 2019-1 Homestead), 5.00%, 9/1/48	1,400,000	1,349,194
Dixon Special Tax, (Dixon Community Facilities District No. 2019-1 Homestead), 5.00%, 9/1/53	1,600,000	1,528,186

Dublin Special Tax, (Community Facilities District No. 2015-1), 5.50%, 9/1/47	2,630,000	2,712,761
Dublin Special Tax, (Community Facilities District No. 2015-1), 5.50%, 9/1/51	3,040,000	3,121,229
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/29	665,000	699,993
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/37	1,150,000	1,182,666
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/39	2,200,000	2,241,641
Dublin Community Facilities District Improvement Area No. 1 Special Tax, 5.00%, 9/1/47	2,840,000	2,876,796
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/42	600,000	674,893
East Bay Municipal Utility District Wastewater System Rev., 5.00%, 6/1/45	1,200,000	1,340,025
East Garrison Public Finance Authority Special Tax, 5.00%, 9/1/46	1,170,000	1,182,323
El Dorado County Special Tax, (Community Facilities District No. 2014-1), 4.00%, 9/1/43	1,250,000	1,122,789
El Dorado County Special Tax, (Community Facilities District No. 2014-1), 4.00%, 9/1/46	2,350,000	2,080,861
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/34	450,000	473,589
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/39	725,000	746,982
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/44	1,300,000	1,324,204
El Dorado County Special Tax, (El County Dorado Community Facilities District No. 2018-1 Bass Lake Hills), 5.00%, 9/1/49	1,500,000	1,519,931
Elk Grove Finance Authority Special Tax, (Community Facilities District No. 2005-1 Laguna Ridge), 5.00%, 9/1/43	1,040,000	1,047,032
Emeryville Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/34 (AGM)	1,000,000	1,023,497
Escondido Special Tax, (Escondido Community Facilities District No. 2020-2), 5.00%, 9/1/52	2,700,000	2,702,560
Fairfield Community Facilities District Special Tax, (District No. 2016-1), 4.00%, 9/1/41	1,145,000	1,045,019
Fairfield Community Facilities District Special Tax, (District No. 2016-1), 4.00%, 9/1/45	2,000,000	1,763,006
Fairfield Community Facilities District Special Tax, (Fairfield Community Facilities District No. 2019-1), 5.00%, 9/1/35(1)	735,000	775,217
Fairfield Community Facilities District Special Tax, (Fairfield Community Facilities District No. 2019-1), 5.00%, 9/1/50(1)	3,250,000	3,291,883
Folsom Ranch Financing Authority Special Tax, (Community Facilities District No. 20), 5.00%, 9/1/42	1,680,000	1,696,047
Folsom Ranch Financing Authority Special Tax, (Community Facilities District No. 20), 5.125%, 9/1/47	1,250,000	1,260,588
Folsom Ranch Financing Authority Special Tax, (Community Facilities District No. 20), 5.125%, 9/1/52	1,300,000	1,302,645
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/39	1,255,000	1,289,025
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/44	2,285,000	2,319,708
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 19), 5.00%, 9/1/47	4,325,000	4,295,603
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 20), 5.00%, 9/1/33	530,000	554,166
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 20), 5.00%, 9/1/38	845,000	860,965
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 20), 5.00%, 9/1/48	1,675,000	1,677,874
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 21), 5.00%, 9/1/35	1,285,000	1,331,741
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 21), 5.00%, 9/1/39	1,555,000	1,581,059
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 21), 5.00%, 9/1/44	2,540,000	2,554,001
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 21), 4.00%, 9/1/46	800,000	691,263
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 23), 4.00%, 9/1/40	1,245,000	1,133,868
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 23), 4.00%, 9/1/45	1,075,000	938,350
Folsom Ranch Financing Authority Special Tax, (Folsom Community Facilities District No. 23), 4.00%, 9/1/50	1,140,000	962,873
Fontana Special Tax, (Fontana Community Facilities District No. 31), 5.00%, 9/1/35	1,365,000	1,426,450
Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/45	750,000	661,127
Fontana Special Tax, (Fontana Community Facilities District No. 85), 4.00%, 9/1/50	900,000	769,647
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/46	1,475,000	1,398,165
Foothill-Eastern Transportation Corridor Agency Rev., 4.00%, 1/15/46	4,250,000	4,028,610
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/42(2)	6,000,000	2,499,161
Foothill-Eastern Transportation Corridor Agency Rev., Capital Appreciation, VRN, 0.00%, 1/15/42	2,200,000	2,557,038
Fort Bragg Unified School District GO, 5.50%, 8/1/52	1,450,000	1,581,780
Fremont Community Facilities District No. 1 Special Tax, 5.00%, 9/1/40	3,000,000	3,031,239
Fremont Community Facilities District No. 1 Special Tax, 5.00%, 9/1/45	2,000,000	2,015,973
Fresno Unified School District GO, 4.00%, 8/1/52	2,500,000	2,409,807
Fullerton Public Financing Authority Rev., (Marshall B Ketchum University), 4.00%, 2/1/51	2,500,000	2,306,402
Golden State Tobacco Securitization Corp. Rev., 5.00%, 6/1/51	4,000,000	4,168,503
Golden State Tobacco Securitization Corp. Rev., Capital Appreciation, 0.00%, 6/1/66(2)	34,750,000	3,530,037

Hastings Campus Housing Finance Authority Rev., 5.00%, 7/1/61(1)	5,335,000	4,292,671
Hastings Campus Housing Finance Authority Rev., Capital Appreciation, VRN, 0.00%, 7/1/61(1)	14,365,000	4,957,112
Hemet Unified School District Financing Authority Special Tax, 5.00%, 9/1/39	2,100,000	2,122,725
Hesperia Special Tax, (Community Facilities District No. 2005-1), 5.00%, 9/1/29	1,060,000	1,078,953
Independent Cities Finance Authority Rev., (Compton Sales Tax Rev.), 4.00%, 6/1/46 (AGM)(1)	900,000	878,466
Independent Cities Finance Authority Rev., (Compton Sales Tax Rev.), 4.00%, 6/1/51 (AGM)(1)	3,400,000	3,268,144
Independent Cities Finance Authority Rev., (Millennium Housing LLC), 5.00%, 9/15/50	2,000,000	2,091,122
Independent Cities Finance Authority Rev., (Palomar Estates East), 5.00%, 9/15/36	1,000,000	988,458
Independent Cities Finance Authority Rev., (Palomar Estates West), 5.00%, 9/15/36	1,500,000	1,482,687
Inland Valley Development Agency Tax Allocation, 5.25%, 9/1/37	1,110,000	1,121,351
Irvine Special Assessment, (Irvine Reassessment District No. 15-2), 5.00%, 9/2/42	1,500,000	1,514,833
Irvine Special Tax, (Irvine Community Facilities District No. 2013-3), 5.00%, 9/1/48	2,500,000	2,538,895
Jurupa Unified School District Special Tax, (Community Facilities District No. 11), 4.00%, 9/1/47	1,000,000	874,555
Jurupa Unified School District Special Tax, (Community Facilities District No. 6), 5.00%, 9/1/38	1,000,000	1,030,173
Jurupa Unified School District Special Tax, (Community Facilities District No. 6), 5.00%, 9/1/43	1,255,000	1,278,649
Lake Elsinore Special Tax, (Lake Elsinore Community Facilities District No. 2016-2), 5.00%, 9/1/43	2,470,000	2,518,852
Lake Elsinore Special Tax, (Lake Elsinore Community Facilities District No. 2016-2), 5.00%, 9/1/48	3,640,000	3,691,557
Lake Elsinore Public Financing Authority Special Tax, 5.00%, 9/1/40	1,925,000	1,954,505
Lake Elsinore Unified School District Community Facilities District Special Tax, (District No. 2013-1), 4.00%, 9/1/42	600,000	541,537
Lake Elsinore Unified School District Community Facilities District Special Tax, (District No. 2013-1), 4.00%, 9/1/47	900,000	787,100
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2007-1), 6.00%, 9/1/43	1,250,000	1,254,717
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities Dist No. 2014-1), 5.00%, 9/1/43	775,000	790,328
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/27	450,000	469,943
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/28	505,000	527,226
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/30	1,300,000	1,357,427
Lammersville Joint Unified School District Special Tax, (Lammersville Joint Unified School District Community Facilities District No. 200), 5.00%, 9/1/32	1,510,000	1,575,194
Lee Lake Water District Financing Corp. Special Tax, (Community Facilities District No. 4 Terramor), 5.00%, 9/1/43	4,730,000	4,825,763
Lee Lake Water District Financing Corp. Special Tax, (Community Facilities District No. 4 Terramor), 4.00%, 9/1/46	1,040,000	900,952
Lee Lake Water District Financing Corp. Special Tax, (Community Facilities District No. 4 Terramor), 5.00%, 9/1/48	6,040,000	6,125,550
Lee Lake Water District Financing Corp. Special Tax, (Community Facilities District No. 4 Terramor), 4.00%, 9/1/51	930,000	784,450
Long Beach Bond Finance Authority Rev., 5.50%, 11/15/37 (GA: Merrill Lynch & Co.)	1,150,000	1,241,446
Los Angeles Community Facilities District Special Tax, (District No. 11), 4.00%, 9/1/46	1,500,000	1,297,357
Los Angeles County Community Facilities District No. 2021-01 Special Tax, 5.00%, 9/1/52	1,000,000	994,439
Los Angeles County Public Works Financing Authority Rev., (Los Angeles County), 5.00%, 12/1/49	7,000,000	7,538,180
Los Angeles Department of Airports Rev., 5.00%, 5/15/39	5,000,000	5,522,080
Los Angeles Department of Airports Rev., 5.00%, 5/15/48	3,000,000	3,289,772
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/40	4,000,000	4,461,928
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/51	5,000,000	5,434,890
Los Angeles Department of Water & Power Rev., 5.00%, 7/1/52	5,165,000	5,624,512
Los Angeles Department of Water & Power Rev., (Los Angeles Department of Water & Power Power System Rev.), 5.00%, 7/1/47	1,000,000	1,100,403
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/50	5,000,000	5,405,942
Los Angeles Department of Water & Power System Rev., 5.00%, 7/1/52	3,000,000	3,289,641
Los Angeles Department of Water & Power Water System Rev., 5.00%, 7/1/51	7,595,000	8,241,074
Los Angeles Department of Water & Power Water System Rev., VRDN, 3.09%, 6/1/23 (SBBPA: Barclays Bank PLC)	2,150,000	2,150,000
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	100,000	100,170
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/23	110,000	110,239
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/24	250,000	252,966
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	175,000	178,505
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/25	260,000	266,275
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	115,000	119,510

Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/26	135,000	139,376
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/27	100,000	105,273
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28	100,000	105,458
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/28	100,000	105,726
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33	250,000	263,247
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/33	340,000	357,940
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/38	250,000	258,135
Marina Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 9/1/38	400,000	413,017
Menifee Union School District Special Tax, (Community Facilities District No. 2011-1), 5.00%, 9/1/43	1,000,000	1,017,444
Menifee Union School District Special Tax, (Community Facilities District No. 2011-1), 5.00%, 9/1/44	2,245,000	2,279,100
Menifee Union School District Special Tax, (Community Facilities District No. 2011-1), 5.00%, 9/1/48	1,500,000	1,517,073
Menifee Union School District Special Tax, (Community Facilities District No. 2011-1), 5.25%, 9/1/52	2,000,000	2,037,089
Menifee Union School District Public Financing Authority Special Tax, 5.00%, 9/1/24	1,200,000	1,212,342
Metropolitan Water District of Southern California Rev., 5.00%, 10/1/49	4,605,000	4,988,622
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/34	2,325,000	2,512,819
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/35	2,230,000	2,395,727
Middle Fork Project Finance Authority Rev., 5.00%, 4/1/36	1,800,000	1,919,713
Moreno Valley Unified School District Community Facilities District Special Tax, (District No. 2018-1), 4.00%, 9/1/52	3,985,000	3,363,699
Mountain View Los Altos Union High School District GO, 4.00%, 8/1/35	3,855,000	4,136,949
M-S-R Energy Authority Rev., 7.00%, 11/1/34 (GA: Citigroup Global Markets)	1,700,000	2,045,168
M-S-R Energy Authority Rev., 6.50%, 11/1/39 (GA: Citigroup Global Markets)	4,000,000	4,648,535
Murrieta Community Facilities District Special Tax, (District No. 2005-5 Golden City), 5.00%, 9/1/42	655,000	666,742
Murrieta Community Facilities District Special Tax, (District No. 2005-5 Golden City), 5.00%, 9/1/46	825,000	836,131
North Lake Tahoe Public Financing Authority Rev., (Placer County), 5.50%, 12/1/47	4,425,000	4,991,846
Northern Inyo County Local Hospital District GO, 0.00%, 11/1/34 (AGC)(2)	1,325,000	827,364
Northern Inyo County Local Hospital District GO, 0.00%, 11/1/36 (AGC)(2)	2,885,000	1,599,320
Northern Inyo County Local Hospital District Rev., 3.875%, 12/1/23, Prerefunded at 100% of Par(3)	2,725,000	2,729,056
Oak Grove School District GO, 5.00%, 8/1/52	4,000,000	4,381,567
Ontario Special Tax, (Ontario Community Facilities District No. 57), 4.25%, 9/1/37	415,000	397,817
Ontario Special Tax, (Ontario Community Facilities District No. 57), 4.625%, 9/1/42	650,000	635,812
Ontario Special Tax, (Ontario Community Facilities District No. 57), 4.75%, 9/1/47	840,000	817,717
Ontario Special Tax, (Ontario Community Facilities District No. 57), 4.75%, 9/1/52	825,000	785,387
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/26	390,000	402,641
Ontario Community Facilities District No. 24 Special Tax, 5.00%, 9/1/41	2,065,000	2,085,254
Ontario Community Facilities District No. 28 Special Tax, 5.00%, 9/1/42	1,000,000	1,019,862
Ontario Community Facilities District No. 28 Special Tax, 5.00%, 9/1/47	500,000	507,248
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/42	1,395,000	1,262,341
Ontario Community Facilities District No. 30 Special Tax, 4.00%, 9/1/48	2,000,000	1,743,162
Ontario Community Facilities District No. 31 Special Tax, 5.00%, 9/1/42	1,050,000	1,067,605
Ontario Community Facilities District No. 34 Special Tax, 4.00%, 9/1/48	1,000,000	868,964
Ontario Community Facilities District No. 43 Special Tax, 4.00%, 9/1/50	1,000,000	852,512
Orange County Community Facilities District Special Tax, (Community Facilities District No. 2017-1), 5.00%, 8/15/42	2,500,000	2,572,493
Orange County Community Facilities District Special Tax, (Community Facilities District No. 2021-1), 5.00%, 8/15/52	4,200,000	4,234,835
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2015-1), 5.25%, 8/15/45	3,905,000	3,962,355
Orange County Community Facilities District Special Tax, (Orange County Community Facilities District No. 2016-1), 5.00%, 8/15/46	10,000,000	10,106,970
Oroville Rev., 5.25%, 4/1/49	3,000,000	2,440,656
Oroville Rev., (Oroville Hospital), 5.25%, 4/1/39	2,350,000	2,004,805
Oxnard School District GO, 4.25%, 8/1/53 (BAM)	3,000,000	2,991,631
Palm Desert Special Tax, (Palm Desert Community Facilities District No. 2021-1), 3.00%, 9/1/31	410,000	375,148
Palm Desert Special Tax, (Palm Desert Community Facilities District No. 2021-1), 4.00%, 9/1/41	900,000	815,257
Palm Desert Special Tax, (Palm Desert Community Facilities District No. 2021-1), 4.00%, 9/1/51	1,300,000	1,107,454
Palomar Health COP, (Palomar Health Obligated Group), 4.00%, 11/1/38	1,445,000	1,322,489
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/27	2,005,000	2,072,813

Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/30	3,000,000	3,108,312
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/31	2,125,000	2,201,459
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/36	8,465,000	8,628,650
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/39	8,250,000	8,333,079
Palomar Health Rev., (Palomar Health Obligated Group), 5.00%, 11/1/42	10,000,000	10,070,596
Peninsula Corridor Joint Powers Board Rev., 5.00%, 6/1/51	10,000,000	10,840,800
Perris Joint Powers Authority Special Tax, 5.00%, 9/1/34	1,555,000	1,623,026
Perris Union High School District Special Tax, (Community Facilities District No. 92-1), 5.00%, 9/1/41	4,750,000	4,787,677
Pleasant Valley School District / Ventura County GO, 5.85%, 8/1/31 (NATL)	4,835,000	5,394,750
Rancho Cordova Special Tax, (Community Facilities District No. 2021-1), 5.25%, 9/1/52	2,000,000	2,009,137
Rancho Cordova Special Tax, (Sunridge Anatolia Community Facilities Dist No. 2003-1), 4.00%, 9/1/37	3,000,000	2,846,320
Rancho Cordova Special Tax, (Sunridge No.rth Douglas Community Facs Dist No. 2005-1), 5.00%, 9/1/40	1,195,000	1,206,680
Rancho Cordova Special Tax, (Sunridge No.rth Douglas Community Facs Dist No. 2005-1), 4.00%, 9/1/45	1,025,000	902,271
Rancho Cordova Special Tax, (Sunridge No.rth Douglas Community Facs Dist No. 2005-1), 5.00%, 9/1/45	1,250,000	1,259,452
Redwood City Redevelopment Agency Successor Agency Tax Allocation, Capital Appreciation, 0.00%, 7/15/28 (Ambac)(2)	3,405,000	2,842,985
Regents of the University of California Medical Center Pooled Rev., VRDN, 2.90%, 6/1/23	200,000	200,000
Riverside County Community Facilities Districts Special Tax, (District No. 04-2), 5.00%, 9/1/30	1,035,000	1,038,227
Riverside County Community Facilities Districts Special Tax, (District No. 04-2), 5.00%, 9/1/35	2,520,000	2,526,809
Riverside County Community Facilities Districts Special Tax, (District No. 05-8), 5.00%, 9/1/48	2,500,000	2,535,410
Riverside County Community Facilities Districts Special Tax, (District No. 07-2), 5.00%, 9/1/40	2,250,000	2,271,513
Riverside County Community Facilities Districts Special Tax, (District No. 07-2), 5.00%, 9/1/42	1,110,000	1,129,898
Riverside County Community Facilities Districts Special Tax, (District No. 07-2), 5.00%, 9/1/44	2,735,000	2,756,453
Riverside County Community Facilities Districts Special Tax, (District No. 07-2), 5.00%, 9/1/45	540,000	547,827
Riverside County Transportation Commission Rev., 5.75%, 6/1/23, Prerefunded at 100% of Par(3)	500,000	500,000
Riverside County Transportation Commission Rev., 4.00%, 6/1/46	1,475,000	1,355,238
Riverside County Transportation Commission Rev., 4.00%, 6/1/47	2,500,000	2,270,420
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/41(2)	2,000,000	826,852
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/42(2)	3,320,000	1,318,788
Riverside County Transportation Commission Rev., Capital Appreciation, 0.00%, 6/1/43(2)	5,000,000	1,880,567
Riverside Unified School District Special Tax, 4.00%, 9/1/50	875,000	745,948
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 32), 4.00%, 9/1/43	1,600,000	1,431,425
Riverside Unified School District Special Tax, (Riverside Unified School District Community Facilities District No. 32), 4.00%, 9/1/48	1,850,000	1,605,170
Riverside Water Rev., 5.00%, 10/1/47	1,000,000	1,106,866
Riverside Water Rev., 5.00%, 10/1/52	1,000,000	1,099,581
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Heritage Lake), 5.00%, 9/1/38	2,900,000	2,933,603
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 2004-1 Heritage Lake), 5.00%, 9/1/43	3,000,000	3,039,777
Romoland School District Special Tax, (Romoland School District Community Facilities District No. 91-1 Heritage Lake), 5.00%, 9/1/41	1,250,000	1,268,109
Roseville Special Tax, (Ranch Community Facilities District No. 5), 5.00%, 9/1/32(1)	1,265,000	1,323,146
Roseville Special Tax, (Ranch Community Facilities District No. 5), 5.00%, 9/1/47(1)	6,500,000	6,579,222
Roseville Special Tax, (Roseville Creekview Community Facilities District No. 1), 5.00%, 9/1/45	1,280,000	1,304,177
Roseville Special Tax, (Roseville Creekview Community Facilities District No. 1), 5.00%, 9/1/50	250,000	253,069
Roseville Special Tax, (Roseville Ranch at Sierra Vista Community Facilities District No. 1), 4.00%, 9/1/45	450,000	388,969
Roseville Special Tax, (Roseville Ranch at Sierra Vista Community Facilities District No. 1), 4.00%, 9/1/50	1,000,000	839,425
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 5.00%, 9/1/39	445,000	460,003
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 5.00%, 9/1/44	500,000	510,851
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 4.00%, 9/1/46	640,000	564,253
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 5.00%, 9/1/49	700,000	711,217
Roseville Special Tax, (Roseville SVSP Westpark-Federico Community Facilities District No. 1), 4.00%, 9/1/51	1,290,000	1,105,909
Roseville Special Tax, (Roseville Villages at Sierra Vista Community Facilities District No. 1), 5.00%, 9/1/44	3,230,000	3,291,313
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 5.00%, 9/1/36	685,000	716,226

Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 5.00%, 9/1/39	1,390,000	1,431,501
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 4.00%, 9/1/45	495,000	438,808
Roseville Special Tax, (Villages at Sierra Vista Community Facilities District No. 1), 4.00%, 9/1/50	650,000	560,199
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/40	1,670,000	1,716,359
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/43	2,840,000	2,864,516
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/44	1,650,000	1,650,167
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/44	2,950,000	3,014,020
Roseville Special Tax, (Westbrook Community Facilities District No. 1), 5.00%, 9/1/49	850,000	863,621
Roseville Natural Gas Financing Authority Rev., 5.00%, 2/15/27 (GA: Merrill Lynch & Co.)	5,000,000	5,103,876
Sacramento Special Tax, (Community Facilities District No. 2006-2), 5.00%, 9/1/41	1,900,000	1,925,490
Sacramento Special Tax, (Community Facilities District No. 2006-2), 5.00%, 9/1/46	2,250,000	2,271,673
Sacramento Special Tax, (Community Facilities District No. 2007-1), 5.00%, 9/1/32(1)	300,000	313,119
Sacramento Special Tax, (Community Facilities District No. 2007-1), 5.00%, 9/1/47(1)	1,900,000	1,926,079
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/46	1,200,000	1,051,893
Sacramento Special Tax, (Sacramento Greenbriar Community Facilities District No. 2018-03), 4.00%, 9/1/50	1,500,000	1,278,767
Sacramento County Special Tax, (Community Facilities District No. 2004-1), 5.00%, 9/1/29	1,000,000	1,051,101
Sacramento County Special Tax, (Community Facilities District No. 2004-1), 5.00%, 9/1/30	1,170,000	1,222,617
Sacramento County Special Tax, (Community Facilities District No. 2004-1), 5.00%, 9/1/31	1,355,000	1,415,376
Sacramento County Special Tax, (Community Facilities District No. 2004-1), 5.00%, 9/1/32	665,000	694,506
Sacramento County Special Tax, (Community Facilities District No. 2004-1), 5.00%, 9/1/35	2,335,000	2,421,723
Sacramento County Special Tax, (Community Facilities District No. 2004-1), 5.00%, 9/1/40	3,000,000	3,052,058
Sacramento County Special Tax, (Community Facilities District No. 2005-2), 5.00%, 9/1/40	2,325,000	2,356,491
Sacramento County Special Tax, (Community Facilities District No. 2005-2), 5.00%, 9/1/45	4,645,000	4,690,582
Sacramento County Special Tax, (Community Facilities District No. 2014-2), 5.00%, 9/1/46	3,375,000	3,405,485
Salinas Union High School District GO, 4.00%, 8/1/47	5,000,000	4,878,404
San Bernardino County Special Tax, (County of San BernardiNo. CA Community Facilities District No.. 2006-1), 4.00%, 9/1/42	700,000	631,793
San Bernardino County Special Tax, (County of San BernardiNo. CA Community Facilities District No.. 2006-1), 5.00%, 9/1/43	1,300,000	1,325,712
San Bernardino County Special Tax, (County of San BernardiNo. CA Community Facilities District No.. 2006-1), 4.00%, 9/1/48	1,000,000	868,964
San Bernardino County Special Tax, (County of San BernardiNo. CA Community Facilities District No.. 2006-1), 5.00%, 9/1/48	1,200,000	1,216,997
San Clemente Special Tax, (Community Facilities District No. 2006-1), 5.00%, 9/1/46	7,530,000	7,585,977
San Diego County Special Tax, (San County Diego Community Facilities District No. 2008-01), 4.00%, 9/1/43	1,255,000	1,137,886
San Diego County Special Tax, (San County Diego Community Facilities District No. 2008-01), 4.00%, 9/1/48	1,250,000	1,094,408
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/23, Prerefunded at 100% of Par(3)	500,000	500,657
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/36	3,750,000	4,141,488
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/39	2,000,000	2,163,420
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/44	3,425,000	3,455,152
San Diego County Regional Airport Authority Rev., 5.00%, 7/1/49	8,500,000	8,940,604
San Diego County Water Authority Rev., 5.00%, 5/1/52	1,000,000	1,097,434
San Diego Public Facilities Financing Authority Rev., (San Diego Sewer Utility), 5.00%, 5/15/52	3,000,000	3,283,847
San Diego Public Facilities Financing Authority Rev., (San Diego Water Utility), 5.25%, 8/1/48	3,750,000	4,255,235
San Francisco Bay Area Rapid Transit District GO, 5.25%, 8/1/47	4,750,000	5,336,807
San Francisco City & County Airport Comm-San Francisco International Airport Rev., 5.00%, 5/1/43	6,750,000	7,525,736
San Francisco City & County Redevelopment Agency Successor Agency Special Tax, (Facilities District No. 6), Capital Appreciation, 0.00%, 8/1/43(2)	5,500,000	1,697,010
San Francisco City & County Redevelopment Agency Successor Agency Tax Allocation, 5.00%, 8/1/33	780,000	799,828
San Jacinto Community Facilities District Special Tax, (Community Facilities District No. 2002-1), 5.00%, 9/1/28	1,080,000	1,120,687
San Jacinto Community Facilities District Special Tax, (Community Facilities District No. 2002-1), 5.00%, 9/1/29	1,165,000	1,209,152
San Joaquin Hills Transportation Corridor Agency Rev., 5.25%, 1/15/44	6,000,000	6,111,941
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/25 (NATL)(2)	3,090,000	2,896,570
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/29 (NATL)(2)	165,000	132,888
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/31 (NATL)(2)	16,000,000	11,824,181
San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/32 (NATL)(2)	290,000	204,619

San Joaquin Hills Transportation Corridor Agency Rev., Capital Appreciation, 0.00%, 1/15/36 (NATL)(2)	1,335,000	772,250
San Jose Financing Authority Rev., (San Jose Wastewater Rev.), 5.00%, 11/1/52	5,395,000	5,972,486
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/46	550,000	482,118
San Luis Obispo Community Facilities District No. 2019-1 Special Tax, 4.00%, 9/1/51	700,000	595,380
San Mateo Foster City School District GO, 4.00%, 8/1/51	4,000,000	3,918,781
Santa Clara Valley Water District Safe Clean Water Rev., 5.00%, 8/1/47	1,500,000	1,665,290
Santa Margarita Water District Special Tax, (Community Facilities District No. 2013-1), 5.625%, 9/1/43	1,200,000	1,206,494
Saugus/Hart School Facilities Financing Authority Special Tax, (Community Facilities District No. 2006-1), 5.00%, 9/1/46	2,495,000	2,514,258
Saugus-Castaic School Facilities Financing Authority Special Tax, (Community Facilities District No. 2006-1C), 6.00%, 9/1/43	1,435,000	1,440,344
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/36(2)	32,000,000	15,452,678
Silicon Valley Tobacco Securitization Authority Rev., Capital Appreciation, 0.00%, 6/1/41(2)	11,465,000	4,075,782
South Orange County Public Financing Authority Rev., (Orange County), 5.00%, 6/1/52	5,000,000	5,368,432
South San Francisco Special Tax, (Community Facilities District No. 2021-01), 5.00%, 9/1/52	2,200,000	2,231,396
South San Francisco Special Tax, (South San Francisco Community Facilities District No. 2021-01), 4.00%, 9/1/44	1,000,000	899,649
Southern California Public Power Authority Rev., 5.00%, 11/1/29 (GA: Goldman Sachs Group, Inc.)	2,000,000	2,110,454
Southern California Public Power Authority Rev., 5.00%, 11/1/33 (GA: Goldman Sachs Group, Inc.)	3,755,000	4,031,251
Southern Mono Health Care District GO, Capital Appreciation, 0.00%, 8/1/26 (NATL)(2)	1,800,000	1,605,892
State Center Community College District GO, 5.00%, 8/1/47	9,000,000	9,925,160
State of California GO, 5.00%, 9/1/42	870,000	932,498
State of California GO, 5.25%, 10/1/45	1,070,000	1,226,637
State of California GO, 5.00%, 10/1/47	8,375,000	8,713,021
State of California GO, 5.00%, 9/1/52	5,000,000	5,502,358
Stockton Community Facilities District Special Tax, (Stockton Community Facilities District No. 2018-2), 4.00%, 9/1/45	1,115,000	957,313
Stockton Community Facilities District Special Tax, (Stockton Community Facilities District No. 2018-2), 4.00%, 9/1/50	1,500,000	1,260,799
Stockton Public Financing Authority Rev., Special Tax, (Stockton Arch Road East Community Facilities District No. 99-02), 5.00%, 9/1/37	2,500,000	2,588,375
Stockton Public Financing Authority Rev., Special Tax, (Stockton Arch Road East Community Facilities District No. 99-02), 5.00%, 9/1/43	3,000,000	3,057,933
Sulphur Springs Union School District Special Tax, (Sulphur Springs School District Community Facilities District No. 2006-1), 5.00%, 9/1/47	3,640,000	3,689,962
Sunnyvale Special Tax, 7.75%, 8/1/32	6,100,000	6,119,177
Tejon Ranch Public Facilities Finance Authority Special Tax, (Tejon Ranch Public Facilities Finance Authority Community Facs Dist No. 2008-1), 5.00%, 9/1/45	6,000,000	6,061,955
Tejon Ranch Public Facilities Finance Authority Special Tax, (Tejon Ranch Public Facilities Finance Authority Community Facs Dist No. 2008-1), 4.00%, 9/1/50	4,750,000	4,132,302
Temecula Public Financing Authority Special Tax, (Temecula Public Financing Authority-Community Facilities District No. 16-01), Capital Appreciation, 0.00%, 9/1/53(2)	8,730,000	1,454,377
Temecula Valley Unified School District Community Facilities District Special Tax, (Temecula Valley Unified School District Community Facilities District No. 2014-1), 5.00%, 9/1/43	1,000,000	1,019,311
Tobacco Securitization Authority of Northern California Rev., (San Diego County Tobacco Asset Securitization Corp.), Capital Appreciation, 0.00%, 6/1/60(2)	5,000,000	778,679
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), 5.00%, 6/1/48	9,685,000	9,843,609
Tobacco Securitization Authority of Southern California Rev., (San Diego County Tobacco Asset Securitization Corp.), Capital Appreciation, 0.00%, 6/1/46(2)	25,000,000	3,194,157
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/34	1,570,000	1,648,745
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/39	2,280,000	2,330,875
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/43	5,250,000	5,348,931
Tracy Community Facilities District Special Tax, (Tracy Community Facilities District No. 2016-01), 5.00%, 9/1/49	3,155,000	3,177,960
Transbay Joint Powers Authority Tax Allocation, (Transbay Joint Powers Authority Transbay Redevelopment Project Tax Increment Re), 5.00%, 10/1/49	4,390,000	4,463,426
Transbay Joint Powers Authority Tax Allocation, (Transbay Redevelopment Project Tax Increment Rev.), 5.00%, 10/1/45	2,000,000	2,052,398
University of California Rev., 5.00%, 5/15/43	10,000,000	11,251,071
University of California Rev., 5.00%, 5/15/52	7,500,000	8,209,618
University of California Rev., VRDN, 3.00%, 6/1/23	1,000,000	1,000,000
Upland COP, (San Antonio Regional Hospital Obligated Group), 4.00%, 1/1/42	3,000,000	2,673,236

Upland COP, (San Antonio Regional Hospital Obligated Group), 5.00%, 1/1/47	2,500,000	2,546,121
Vista Unified School District GO, 5.25%, 8/1/48 (BAM)	4,410,000	4,914,880
Washington Township Health Care District Rev., 5.00%, 7/1/26	400,000	407,148
Washington Township Health Care District Rev., 3.25%, 7/1/27	1,000,000	949,173
Washington Township Health Care District Rev., 3.50%, 7/1/28	750,000	729,314
Washington Township Health Care District Rev., 3.75%, 7/1/29	1,000,000	982,302
Whittier Rev., (Presbyterian Intercommunity Hospital Obligated Group), 5.00%, 6/1/44	3,500,000	3,503,526
William S Hart Union High School District Special Tax, (Community Facilities Dist No. 2015-1), 5.00%, 9/1/42	1,350,000	1,367,668
William S Hart Union High School District Special Tax, (Community Facilities Dist No. 2015-1), 5.00%, 9/1/47	2,350,000	2,371,654
Woodland Special Tax, (Community Facilities Dist No. 2004-1), 4.00%, 9/1/41	2,545,000	2,314,047
Woodland Special Tax, (Community Facilities Dist No. 2004-1), 4.00%, 9/1/45	2,545,000	2,259,273
Yorba Linda Water District Public Financing Corp. Rev., 4.00%, 10/1/52	3,750,000	3,669,859
		1,344,572,077
Guam — 0.7%
Guam Government Waterworks Authority Rev., 5.00%, 7/1/36	1,755,000	1,796,355
Guam Government Waterworks Authority Rev., 5.00%, 7/1/37	1,500,000	1,528,228
Guam Government Waterworks Authority Rev., 5.00%, 1/1/46	3,000,000	3,027,606
Guam Government Waterworks Authority Rev., 5.00%, 1/1/50	1,750,000	1,757,565
Port Authority of Guam Government Rev., 5.00%, 7/1/48	1,500,000	1,527,479
		9,637,233
Puerto Rico — 0.4%
Puerto Rico GO, 5.25%, 7/1/23	103,396	103,504
Puerto Rico GO, 5.375%, 7/1/25	3,906,218	3,991,133
Puerto Rico GO, 5.625%, 7/1/29	201,036	213,272
Puerto Rico GO, 5.75%, 7/1/31	195,264	210,678
Puerto Rico GO, 4.00%, 7/1/33	185,162	170,357
Puerto Rico GO, 4.00%, 7/1/35	166,436	149,095
Puerto Rico GO, 4.00%, 7/1/37	142,845	124,319
Puerto Rico GO, 4.00%, 7/1/41	194,215	162,673
Puerto Rico GO, 4.00%, 7/1/46	201,981	163,315
Puerto Rico GO, Capital Appreciation, 0.00%, 7/1/24(2)	61,911	59,023
Puerto Rico GO, Capital Appreciation, 0.00%, 7/1/33(2)	238,285	139,986
Puerto Rico GO, VRN, 0.00%, 11/1/43	876,694	428,484
		5,915,839
TOTAL INVESTMENT SECURITIES — 97.3% (Cost $1,435,159,139)		1,360,125,149
OTHER ASSETS AND LIABILITIES — 2.7%		37,250,753
TOTAL NET ASSETS — 100.0%		$1,397,375,902

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
U.S. Treasury 10-Year Notes	787	September 2023	$90,086,906	$914,583
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AGC	–	Assured Guaranty Corporation
AGM	–	Assured Guaranty Municipal Corporation
BAM	–	Build America Mutual Assurance Company
BAM-TCRS	–	Build America Mutual Assurance Company - Transferrable Custodial Receipts
COP	–	Certificates of Participation
GA	–	Guaranty Agreement
GO	–	General Obligation
MUNIPSA	–	SIFMA Municipal Swap Index
NATL	–	National Public Finance Guarantee Corporation
SBBPA	–	Standby Bond Purchase Agreement
VRDN	–
Variable Rate Demand Note. The instrument may be payable upon demand and adjusts periodically based upon the terms set forth in the security's offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The date of the demand feature is disclosed.

VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $290,171,236, which represented 20.8% of total net assets.
(2)Security is a zero-coupon bond. Zero-coupon securities may be issued at a substantial discount from their value at maturity.
(3)Escrowed to maturity in U.S. government securities or state and local government securities.
(4)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Municipal securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
Municipal Securities	—	$1,360,125,149	—

Other Financial Instruments
Futures Contracts	$914,583	—	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.